GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended																					12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 ILS (₪)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 ILS (₪)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 ILS (₪)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 ILS (₪)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 ILS (₪)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 ILS (₪)	Jul. 30, 2017 USD ($)	Jul. 30, 2017 ILS (₪)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Dec. 19, 2016 USD ($)	Apr. 30, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)
Estimated useful life																						10 years
Inventory writedowns																						$ 828	$ 673	$ 589
Proceeds from related party debt																						113
Accumulated deficit																						(21,513)	(18,906)
Adjusted shareholders equity																						2,500
Stock based compensation																						56
Increase decrease in unbilled accounts receivables																						390	$ 361
Amount of billings																						984
Increase in recognized revenues																						606
Deferred revenues																						29
Kubatronik [Member]
Contingent consideration parent company in net profit for 2017, percentage																				20.00%
Contingent consideration parent company in net profit for 2018 and 2019, percentage																				10.00%
Discount on sale, percentage																				10.00%
Commission on sales, percentage																				10.00%
Loss recognized on sale of shares back to seller																				$ 271
Maximum [Member]
Right-of-use leased assets and corresponding liabilities																						4,000
Minimum [Member]
Working capital deficit																						5,300
Accumulated deficit																						21,400
Adjusted shareholders equity																						2,500
Right-of-use leased assets and corresponding liabilities																						$ 2,500
Subsequent Event [Member]
Cash investment	$ 3,400
Percentage of shareholders in rights offering of cash investment	69.60%	69.60%
Subsequent Event [Member] | Nistec [Member]
Investment amount	$ 2,500
Subsequent Event [Member] | Mizrahi Bank [Member]
Repayments of line of credit	840
Subsequent Event [Member] | Bank Leumi [Member]
Repayments of line of credit	$ 530
NIS [Member] | Subsequent Event [Member] | Mizrahi Bank [Member]
Repayments of line of credit | ₪		₪ 3,000
NIS [Member] | Subsequent Event [Member] | Bank Leumi [Member]
Repayments of line of credit | ₪		₪ 2,000
Nistec [Member]
Proceeds from related party debt									$ 275		$ 2,500	$ 1,100						$ 1,400
Proceeds from line of credit							$ 1,930
Nistec [Member] | Subsequent Event [Member]
Proceeds from related party debt			$ 2,500
Proceeds from line of credit					$ 530
Nistec [Member] | Subsequent Event [Member] | Maximum [Member]
Proceeds from related party debt					3,300
Nistec [Member] | Subsequent Event [Member] | Maximum [Member] | Letter of commitment [Member]
Proceeds from related party debt			$ 3,300
Nistec [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt														$ 840
Nistec [Member] | Bank HaPoalim [Member]
Proceeds from line of credit																$ 1,300
Period of line of credit																1 year	1 year
Nistec [Member] | Bank HaPoalim [Member] | Subsequent Event [Member]
Proceeds from line of credit					620
Nistec [Member] | Bank Leumi [Member] | Subsequent Event [Member] | Maximum [Member]
Proceeds from line of credit					$ 530
Nistec [Member] | NIS [Member]
Proceeds from related party debt | ₪										₪ 1,000			₪ 4,000						₪ 5,000
Proceeds from line of credit | ₪								₪ 7,000
Nistec [Member] | NIS [Member] | Subsequent Event [Member]
Proceeds from line of credit | ₪						₪ 2,000
Nistec [Member] | NIS [Member] | Subsequent Event [Member] | Maximum [Member]
Proceeds from related party debt | ₪						12,000
Nistec [Member] | NIS [Member] | Subsequent Event [Member] | Maximum [Member] | Letter of commitment [Member]
Proceeds from related party debt | ₪				₪ 12,000
Nistec [Member] | NIS [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt | ₪															₪ 3,000
Nistec [Member] | NIS [Member] | Bank HaPoalim [Member]
Proceeds from line of credit | ₪																	₪ 4,500
Nistec [Member] | NIS [Member] | Bank HaPoalim [Member] | Subsequent Event [Member]
Proceeds from line of credit | ₪						2,250
Nistec [Member] | NIS [Member] | Bank Leumi [Member] | Subsequent Event [Member] | Maximum [Member]
Proceeds from line of credit | ₪						₪ 2,000
Creditor Bank One [Member]
Minimum shareholder's equity to be maintained under debt covenants																					$ 4,500				$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants																					17.00%				17.00%
Debt service ratio required to be maintained under debt covenants																					1.5